REVENUE RECOGNITION (Tables)	12 Months Ended
Mar. 31, 2020
REVENUE RECOGNITION [Abstract]
Revenue Related to Third Party Customers
Total revenue related to third party customers is as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019
			Fiscal Year Ended March 31,
			2019
Revenue:
Operating revenue from non-affiliates	$443,716	$691,360	$1,239,117
Operating revenue from affiliates	8,413	12,015	23,099
Reimbursable revenue from non-affiliates	18,038	34,304	61,755
Revenue from Contracts with Customers	470,167	737,679	1,323,971
Other revenue from non-affiliates	686	945	20,412
Other revenue from affiliates	14,910	18,599	25,279
Total Revenue	$485,763	$757,223	$1,369,662

Revenue of Remaining Performance Obligations
Remaining performance obligations represent firm contracts for which work has not been performed and future revenue recognition is expected. The table below discloses (1) the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period and (2) the expected timing to recognize this revenue (in thousands):

	Remaining Performance Obligations (Successor)
	Fiscal Year Ending March 31,
	2021	2022	2023	2024	2025 and thereafter	Total
Outstanding Service Revenue:

Helicopter contracts	$365,809	$186,528	$177,716	$133,455	$136,239	$999,747
Fixed-wing contracts	1,080	—	—	—	—	1,080
Total remaining performance obligation revenue	$366,889	$186,528	$177,716	$133,455	$136,239	$1,000,827